SHARE CAPITAL	12 Months Ended
May 31, 2020
Disclosure of classes of share capital [Abstract]
SHARE CAPITAL

10. SHARE CAPITAL

Authorized share capital consists of an unlimited number of common shares without par value.

Issued share capital

As at May 31, 2020, the Company had 35,114,048 common shares issued and outstanding.

During the year ended May 31, 2020, the Company:

  issued 359,695 common shares for the acquisition of royalty and stream interests;
  issued 959,698 common shares related to the exercise of share purchase warrants; and
  issued 656,408 common shares related to the vesting of RSUs, and the exercise of stock options.

During the year ended May 31, 2019, the Company:

  completed a non-brokered private placement for $6,824,070 by issuing 2,187,202 units at $3.12 per unit. Each unit consisted of one common share and one-half share purchase warrant, where each full warrant is exercisable at $4.68 per share for two years, subject to acceleration if the share price is at or above $6.00 per share for ten consecutive trading days. Under the relative fair value method, the warrants were assigned a fair value of $400,137. The Company paid and/or accrued share issue costs of $442,143 and issued 110,310 underwriter's warrants (valued at $90,769) exercisable at $3.12 per share for two years;
  issued 7,655,252 common shares for the acquisition of royalty and stream interests;
  issued 2,307,411 common shares on conversion of a Coeur convertible debenture;
  issued 2,042,003 common shares related to the exercise of share purchase warrants; and
  issued 86,833 common shares related to the vesting of RSUs, and the exercise of stock options.
Stock options

The Company has adopted a stock option plan approved by the Company's shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The vesting terms, if any, are determined by the Company's Board of Directors at the time of the grant. The continuity of stock options for the years ended May 31, 2020 and 2019 are as follows:

		Weighted average
	Outstanding	exercise price
Balance at May 31, 2018	1,442,706	$1.88
Granted	762,500	3.08
Exercised	(33,333)	1.44
Balance at May 31, 2019	2,171,873	$2.30
Granted	600,000	7.66
Exercised	(565,603)	1.71
Canceled/Expired	(3,125)	2.32
Balance at May 31, 2020	2,203,145	$3.91

As at May 31, 2020, the weighted average remaining life of the stock options outstanding was 3.21 (2019 - 3.50) years. The Company's outstanding and exercisable stock options as at May 31, 2020 and their expiry dates are as follows:

	Exercise
Expiry date	price	Outstanding	Exercisable
Jul 15, 2021	$0.84	41,666	41,666
Nov 15, 2021	1.20	4,250	4,250
Nov 30, 2021	1.32	116,666	116,666
Mar 06, 2022	2.32	96,875	96,875
Jul 31, 2022	2.16	445,250	445,250
Mar 01, 2023	2.56	243,750	243,750
Sep 17, 2023	2.92	329,688	232,813
Jan 04, 2024	3.24	325,000	137,500
Jan 15, 2025	7.66	600,000	—
Total		2,203,145	1,318,770

Share purchase warrants

The continuity of share purchase warrants for the years ended May 31, 2020 and 2019 are as follows:

		Weighted average
	Outstanding	exercise price
Balance at May 31, 2018	1,972,321	$2.56
Issued	2,008,117	3.76
Exercised	(2,042,003)	2.56
Expired/cancelled	(247,542)	2.68
Balance at May 31, 2019	1,690,893	3.95
Exercised	(959,698)	3.62
Balance at May 31, 2020	731,195	$4.39

The Company’s outstanding share purchase warrants as at May 31, 2020 and their expiry dates are as follows:

	Exercise
Expiry date	price	Outstanding
Nov 08, 2020	$3.40	93,750
Dec 21, 2020	4.68	251,374
Dec 21, 2020	3.12	10,099
Jan 04, 2021	4.68	344,748
Jan 04, 2021	3.12	10,391
Aug 30, 2021	1.80	20,833
Total		731,195

Restricted share units

The Company has adopted an RSU plan approved by the Company's shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 2% of the issued common shares of the Company updated annually. The vesting terms, if any, are determined by the Company's Board of Directors at the time of issuance. The continuity of RSUs for the years ended May 31, 2020 and 2019 are as follows:

Outstanding
Balance at May 31, 2018	—
Granted	53,500
Vested	(53,500)
Balance at May 31, 2019	—
Granted	171,805
Vested	(90,805)
Balance at May 31, 2020	81,000

Share-based payments

During the year ended May 31, 2020, the Company granted 600,000 (2019 - 762,500) stock options to employees, directors, officers, and consultants of the Company. For the fair value method for share-based payments, the Company determined the fair value of the options granted to be $2,267,491 or $3.78 per option (2019 - $1,132,624 or $1.48). The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	May 31	May 31
Weighted average:	2020	2019
Risk free interest rate	1.54%	2.05%
Expected dividend yield	0.63%	2.35%
Expected stock price volatility	60%	67%
Expected life in years	5	5
Forfeiture rate	0%	0%

In accordance with the vesting terms of the stock options granted, the Company recorded a charge to share-based payments expense of $1,392,902 (2019 - $917,571) with offsetting credit to reserve for the year ended May 31, 2020.

In accordance with the vesting terms of the RSUs granted, the Company recorded a charge to share-based payments expense of $647,847 (2019 - $166,900) with offsetting credit of $378,394 and $269,453 (2019 - $166,900 and $Nil) to share capital and reserves, respectively, for the year ended May 31, 2020.